Employee Compensation Plans (Details 2) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011	Jul. 31, 2007	Dec. 31, 2011
Total unrecognized compensation expense, excluding performance based stock options that have not been deemed probable, net of estimated forfeitures, related to unvested options granted under the Stock Plans expected to be recognized
2014			$ 13,493
2015	603,341		7,043
2016	520,325		3,572
2017	459,029		289
Total unrecognized compensation expense	1,858,501		24,397
Stock options
Employee compensation plans
Awards granted (in shares)	463,008		868	4,128
Weighted average fair value assumptions used to calculate fair values of stock options granted
Weighted average risk free interest rate (as a percent)	1.98%	1.42%	1.42%	0.90%
Expected term of options	6 years 1 month 10 days	6 years 3 months	6 years 3 months	6 years 3 months
Expected stock price volatility (as a percent)	83.00%	85.00%	85.00%	86.16%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Estimate for annual dividends (in dollars per share)			0.00
Total cash received from employees as a result of employee stock option exercises	54,759	57,794	70,762	13,357
Total unrecognized compensation expense, excluding performance based stock options that have not been deemed probable, net of estimated forfeitures, related to unvested options granted under the Stock Plans expected to be recognized
Exercise price (in dollars per share)	$ 4.8753		$ 4.3194	$ 3.4362			$ 3.4178
Stock options | Certain Employees and Members of the Board of Directors
Employee compensation plans
Awards granted (in shares)	344,008
Stock options | Minimum | Certain Employees and Members of the Board of Directors
Total unrecognized compensation expense, excluding performance based stock options that have not been deemed probable, net of estimated forfeitures, related to unvested options granted under the Stock Plans expected to be recognized
Exercise price (in dollars per share)	$ 3.68
Stock options | Maximum
Employee compensation plans
Expiration period	10 years		10 years
Stock options | Maximum | Certain Employees and Members of the Board of Directors
Total unrecognized compensation expense, excluding performance based stock options that have not been deemed probable, net of estimated forfeitures, related to unvested options granted under the Stock Plans expected to be recognized
Exercise price (in dollars per share)	$ 5.29
Performance-based stock options granted to employees
Employee compensation plans
Awards granted (in shares)					303,583	181,252
Expiration period					10 years	10 years
Total unrecognized compensation expense, excluding performance based stock options that have not been deemed probable, net of estimated forfeitures, related to unvested options granted under the Stock Plans expected to be recognized
Stock options deemed probable (in shares)			181,252
Aggregate estimated fair value of options for which the satisfaction of the related performance conditions have not been deemed probable			$ 1,487,705